Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements
Recent Accounting Pronouncements:
In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides a practical expedient for estimating expected credit losses. The amendments are effective for annual reporting periods beginning after December 15, 2025, including interim periods within those annual periods. Early adoption is permitted. The Company is in the process of assessing the impact of ASU 2025-05 on its unaudited condensed consolidated financial statements.